Income Taxes	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
INCOME TAXES

Note 14 – INCOME TAXES

British Virgin Islands (“BVI”)

Under the current laws of BVI, Newater Technology is not subject to tax on income or capital gain. In addition, payments of dividends by the Company to their shareholders are not subject to withholding tax in the BVI.

Hong Kong

The Company’s subsidiary, Newater HK, is incorporated in Hong Kong and has no operating profit or tax liabilities during the period. Newater HK is subject to tax at 16.5% on the assessable profits arising in or derived from Hong Kong.

PRC

Jinzheng and Jinmo were incorporated in the PRC and are subject to PRC Enterprise Income Tax (“EIT”) on the taxable income in accordance with the relevant PRC income tax laws. On March 16, 2007, the National People’s Congress enacted a new enterprise income tax law, which took effect on January 1, 2008. The law applies a uniform 25% enterprise income tax rate to both foreign invested enterprises and domestic enterprises. In the fourth quarter of 2015, Jinzheng was granted with the “High-Tech Enterprise” designation and is qualified for a preferential tax rate of 15% for the years ended December 31, 2016 and 2017. In the years ended December 31, 2016 and 2015, Jinmo was recognized as small low-profit enterprise and received a preferential income tax of 10% for years then ended.

The provision for income taxes consists of the following:

	For the Years Ended December 31,
	2017	2016	2015
Current	$788,815	$680,756	$554,082
Deferred	(312,997)	(132,319)	(101,232)
Total	$475,818	$548,437	$452,850

The reconciliations of the statutory income tax rate and the Company’s effective income tax rate are as follows:

	For the Years Ended December 31,
	2017	2016	2015
HK statutory income tax rate	16.50%	16.50%	16.50%
Valuation allowance recognized with respect to the loss in the HK company	(16.50)%	(16.50)%	(16.50)%
PRC statutory income tax rate	25.00%	25.00%	25.00%
Effect of income tax exemptions and reliefs	(10.00)%	(11.63)%	(0.23)%
Effect of additional deduction allowed for R&D expense	(2.74)%	-	-
Effect of expenses not deductible for tax purposes	0.81%	0.05%	7.79%
Others	2.45%	4.97%	(0.18)%
Total	15.52%	18.39%	32.38%

Accounting for Uncertainty in Income Taxes

The tax authority of the PRC government conducts periodic and ad hoc tax filing reviews on business enterprises operating in the PRC after those enterprises complete their relevant tax filings. Therefore, the Company’s PRC entities’ tax filings results are subject to change. It is therefore uncertain as to whether the PRC tax authority may take different views about the Company’s PRC entities’ tax filings, which may lead to additional tax liabilities.

ASC 740 requires recognition and measurement of uncertain income tax positions using a “more-likely-than-not” approach. The management evaluated the Company’s tax positions and concluded that no provision for uncertainty in income taxes was necessary as of December 31, 2017 and 2016.